Investment in Associate - Disclosure of Investment in Associate (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure of associates and joint ventures [line items]
Beginning Balance		$ 2,562	$ 2,562
Amount invested	$ 132		132
Share of losses			(62)		$ (201)
Impairment	(1,649)		(1,649)
Ending Balance	984		984	$ 2,562
Kutcho [member]
Disclosure of associates and joint ventures [line items]
Beginning Balance	2,501	2,563	2,563	2,794	2,995
Amount invested	132
Share of losses		(62)		(231)	(201)
Impairment	(1,649)		(1,649)
Ending Balance	$ 984	$ 2,501	$ 984	$ 2,563	$ 2,794